Assumptions Used in Determining NTT CDBP's Projected Benefit Obligations, Based on Actuarial Computations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	1.90%
Long-term rate of salary increases	2.90%	2.90%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	1.90%
Long-term rate of salary increases	3.90%	3.30%